Other non-current assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets

Note 20	Other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Long-term wireless device financing plan receivables	12	399	65
Investments(1)	28	167	128
Publicly-traded and privately-held investments	28	126	129
Long-term receivables		128	83
Derivative assets	28	92	200
Other		89	111
Total other non-current assets		1,001	716
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.